ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
1
Shares Security Description Value
Common Stock - 97.1%
Basic Materials - 2.3%
7,167 AdvanSix, Inc. $ 204,976
36,111 Gatos Silver, Inc.
(a)
302,971
15,967 LifeMD, Inc.
(a)
164,141
15,436 Northern Technologies International Corp. 207,614
15,425 Orion SA 362,796
9,814 Proto Labs, Inc.
(a)
350,851
10,207 US Silica Holdings, Inc.
(a)
126,669
1,720,018
Consumer Discretionary - 11.7%
32,318 Alta Equipment Group, Inc. 418,518
42,088 Arhaus, Inc. 647,734
5,950 Beazer Homes USA, Inc.
(a)
195,160
4,750 Beyond, Inc.
(a)
170,572
5,056 BJ's Restaurants, Inc.
(a)
182,926
8,870 Blue Bird Corp.
(a)
340,076
8,700 Cardlytics, Inc.
(a)
126,063
9,275 Climb Global Solutions, Inc. 657,412
45,440 Duluth Holdings, Inc., Class B
(a)
222,656
326,969 Fluent, Inc.
(a)
161,130
17,585 Guess?, Inc. 553,400
31,098 Holley, Inc.
(a)
138,697
16,271 Hudson Technologies, Inc.
(a)
179,144
48,812 Interface, Inc. 821,018
5,101 Jack in the Box, Inc. 349,316
11,942 Lindblad Expeditions Holdings, Inc.
(a)
111,419
71,607 Motorcar Parts of America, Inc.
(a)
575,720
26,712 Portillo's, Inc., Class A
(a)
378,776
12,026 Potbelly Corp.
(a)
145,635
6,872 QuinStreet, Inc.
(a)
121,359
16,267 Shoe Carnival, Inc. 596,023
5,500 The Honest Co., Inc.
(a)
22,275
14,285 The Lovesac Co.
(a)
322,841
49,238 The ONE Group Hospitality, Inc.
(a)
274,256
16,998 Travelzoo
(a)
173,040
13,440 Universal Technical Institute, Inc.
(a)
214,234
7,885 Viad Corp.
(a)
311,379
604 Victoria's Secret & Co.
(a)
11,706
24,064 Vivid Seats, Inc.
(a)
144,143
15,495 Zumiez, Inc.
(a)
235,369
8,801,997
Consumer Staples - 1.5%
47,487 Cronos Group, Inc.
(a)
123,941
48,184 SunOpta, Inc.
(a)
331,024
9,369 The Chefs' Warehouse, Inc.
(a)
352,837
14,315 The Vita Coco Co., Inc.
(a)
349,715
1,157,517
Energy - 6.6%
15,600 American Superconductor Corp.
(a)
210,756
82,843 Berry Corp. 666,886
11,845 Civitas Resources, Inc. 899,154
11,999 DMC Global, Inc.
(a)
233,860
15,319 DNOW, Inc.
(a)
232,849
14,484 Dril-Quip, Inc.
(a)
326,325
53,770 Geospace Technologies Corp.
(a)
709,226
89,846 Newpark Resources, Inc.
(a)
648,688
20,179 Oil States International, Inc.
(a)
124,303
1,819 REX American Resources Corp.
(a)
106,793
13,500 Stabilis Solutions, Inc.
(a)
54,405
110,005 VAALCO Energy, Inc. 766,735
4,979,980
Shares Security Description Value
Financials - 11.4%
11,824 Amalgamated Financial Corp. $ 283,776
73,770 American Coastal Insurance Corp.
(a)
788,601
6,496 Arrow Financial Corp. 162,530
6,757 Banco Latinoamericano de Comercio
Exterior SA, Class E 200,142
10,678 Bank of Marin Bancorp 179,070
10,889 Bankwell Financial Group, Inc. 282,461
7,279 Business First Bancshares, Inc. 162,176
8,761 Central Valley Community Bancorp/CA 174,256
2,768 Community Trust Bancorp, Inc. 118,055
14,725 CrossFirst Bankshares, Inc.
(a)
203,794
17,520 Customers Bancorp, Inc.
(a)
929,611
17,348 eHealth, Inc.
(a)
104,609
11,815 Enova International, Inc.
(a)
742,337
17,892 EZCORP, Inc., Class A
(a)
202,716
8,739 First Internet Bancorp 303,593
10,860 First Western Financial, Inc.
(a)
158,339
28,701 Heritage Commerce Corp. 246,255
10,712 Heritage Insurance Holdings, Inc.
(a)
114,083
6,802 Hippo Holdings, Inc.
(a)
124,273
1,744 Investors Title Co. 284,603
9,399 Macatawa Bank Corp. 92,016
59,215 Medallion Financial Corp. 468,391
4,162 Mercantile Bank Corp. 160,195
6,668 Mid Penn Bancorp, Inc. 133,427
6,865 NMI Holdings, Inc., Class A
(a)
222,014
15,734 OP Bancorp 157,025
3,181 Preferred Bank/Los Angeles CA 244,205
2,619 QCR Holdings, Inc. 159,078
7,800 Regional Management Corp. 188,838
6,795 Texas Capital Bancshares, Inc.
(a)
418,232
19,710 Veritex Holdings, Inc. 403,858
4,467 Westamerica BanCorp 218,347
8,630,906
Health Care - 20.2%
28,947 908 Devices, Inc.
(a)
218,550
113,069 Accuray, Inc.
(a)
279,280
2,537 Addus HomeCare Corp.
(a)
262,174
35,635 ADMA Biologics, Inc.
(a)
235,191
6,973 Alpine Immune Sciences, Inc.
(a)
276,410
4,403 ANI Pharmaceuticals, Inc.
(a)
304,379
12,184 Anika Therapeutics, Inc.
(a)
309,474
14,800 ARS Pharmaceuticals, Inc.
(a)
151,256
51,315 BioLife Solutions, Inc.
(a)
951,893
57,669 Bluebird Bio, Inc.
(a)
73,816
39,109 Brookdale Senior Living, Inc.
(a)
258,511
19,549 Cantaloupe, Inc.
(a)
125,700
11,117 CareDx, Inc.
(a)
117,729
27,800 Caribou Biosciences, Inc.
(a)
142,892
12,283 Castle Biosciences, Inc.
(a)
272,068
13,267 Catalyst Pharmaceuticals, Inc.
(a)
211,476
224,440 ChromaDex Corp.
(a)
781,051
13,974 Edgewise Therapeutics, Inc.
(a)
254,886
166,857 Harvard Bioscience, Inc.
(a)
707,474
66,814 Health Catalyst, Inc.
(a)
503,109
12,226 Healthcare Services Group, Inc.
(a)
152,581
55,632 InfuSystem Holdings, Inc.
(a)
476,766
28,291 Inogen, Inc.
(a)
228,308
7,671 iRadimed Corp. 337,447
9,900 KalVista Pharmaceuticals, Inc.
(a)
117,414
14,034 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
276,891
48,539 KORU Medical Systems, Inc.
(a)
114,552
8,511 LeMaitre Vascular, Inc. 564,790

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
2
Shares Security Description Value
Health Care - 20.2% (continued)
16,513 MacroGenics, Inc.
(a)
$ 243,071
35,303 MannKind Corp.
(a)
159,923
25,400 Mersana Therapeutics, Inc.
(a)
113,792
3,120 Nature's Sunshine Products, Inc.
(a)
64,802
10,983 Nurix Therapeutics, Inc.
(a)
161,450
10,868 Olema Pharmaceuticals, Inc.
(a)
123,026
14,809 OrthoPediatrics Corp.
(a)
431,830
6,559 PetIQ, Inc.
(a)
119,899
21,699 Phibro Animal Health Corp., Class A 280,568
10,800 Pliant Therapeutics, Inc.
(a)
160,920
85,535 Precigen, Inc.
(a)
124,026
3,608 Prothena Corp. PLC
(a)
89,370
21,064 Quanterix Corp.
(a)
496,268
44,324 Quipt Home Medical Corp.
(a)
193,696
44,609 Savara, Inc.
(a)
222,153
10,322 Scholar Rock Holding Corp.
(a)
183,319
27,194 SI-BONE, Inc.
(a)
445,166
20,628 Stoke Therapeutics, Inc.
(a)
278,478
8,828 Supernus Pharmaceuticals, Inc.
(a)
301,123
7,515 Syndax Pharmaceuticals, Inc.
(a)
178,857
10,836 Tela Bio, Inc.
(a)
61,440
20,536 The Joint Corp.
(a)
268,200
11,196 The Pennant Group, Inc.
(a)
219,778
2,141 US Physical Therapy, Inc. 241,655
4,229 Utah Medical Products, Inc. 300,724
8,186 Verve Therapeutics, Inc.
(a)
108,710
17,911 Voyager Therapeutics, Inc.
(a)
166,751
5,699 Xenon Pharmaceuticals, Inc.
(a)
245,342
10,447 Zymeworks, Inc.
(a)
109,902
37,769 Zynex, Inc.
(a)
467,203
15,267,510
Industrials - 24.5%
12,161 ACM Research, Inc., Class A
(a)
354,372
18,569 AerSale Corp.
(a)
133,325
10,599 Allient, Inc. 378,172
5,177 Barrett Business Services, Inc. 656,029
9,721 Bel Fuse, Inc., Class B 586,274
69,240 BGSF, Inc. 720,788
2,442 BlueLinx Holdings, Inc.
(a)
318,046
15,870 CECO Environmental Corp.
(a)
365,327
36,083 Columbus McKinnon Corp. 1,610,384
17,516 Commercial Vehicle Group, Inc.
(a)
112,628
33,997 Conduent, Inc.
(a)
114,910
5,110 Core Molding Technologies, Inc.
(a)
96,732
4,467 CRA International, Inc. 668,174
20,235 Cryoport, Inc.
(a)
358,160
34,271 Daktronics, Inc.
(a)
341,339
143,455 DHI Group, Inc.
(a)
365,810
4,359 Distribution Solutions, Inc.
(a)
154,657
14,684 Ducommun, Inc.
(a)
753,289
7,740 FARO Technologies, Inc.
(a)
166,487
17,566 Great Lakes Dredge & Dock Corp.
(a)
153,703
20,763 Information Services Group, Inc. 83,883
11,286 Insteel Industries, Inc. 431,351
11,901 Kornit Digital, Ltd.
(a)
215,646
22,964 LSB Industries, Inc.
(a)
201,624
26,165 Mayville Engineering Co., Inc.
(a)
374,945
19,150 Myers Industries, Inc. 443,706
3,991 MYR Group, Inc.
(a)
705,409
42,822 Nordic American Tankers, Ltd. 167,862
2,418 Olympic Steel, Inc. 171,388
158,080 Orion Energy Systems, Inc.
(a)
137,561
21,922 Orion Group Holdings, Inc.
(a)
179,760
Shares Security Description Value
Industrials - 24.5% (continued)
26,536 Park Aerospace Corp. $ 441,294
95,123 Paysign, Inc.
(a)
348,150
1,263 Powell Industries, Inc. 179,725
13,410 Primoris Services Corp. 570,864
80,667 Radiant Logistics, Inc.
(a)
437,215
50,482 Ranpak Holdings Corp.
(a)
397,293
21,775 Research Solutions, Inc./CA
(a)
68,809
11,005 REV Group, Inc. 243,101
14,291 SoundThinking, Inc.
(a)
226,941
11,747 Sterling Infrastructure, Inc.
(a)
1,295,812
2,746 Teekay Tankers, Ltd., Class A 160,394
3,291 The Gorman-Rupp Co. 130,159
14,762 Thermon Group Holdings, Inc.
(a)
483,013
12,160 Titan International, Inc.
(a)
151,514
13,542 Triumph Group, Inc.
(a)
203,672
11,593 Ultralife Corp.
(a)
102,134
17,974 Vishay Precision Group, Inc.
(a)
635,021
2,550 VSE Corp. 204,000
22,363 Wabash National Corp. 669,548
18,470,400
Real Estate - 1.8%
9,437 Alpine Income Property Trust, Inc. REIT 144,197
34,802 Apartment Investment and Management
Co. REIT
(a)
285,028
7,780 BRT Apartments Corp. REIT 130,704
6,464 NET Lease Office Properties REIT 153,843
20,717 Plymouth Industrial REIT, Inc. 466,133
15,100 Whitestone REIT 189,505
1,369,410
Technology - 14.7%
33,329 A10 Networks, Inc. 456,274
73,515 ADTRAN Holdings, Inc. 399,922
43,333 Arteris, Inc.
(a)
317,198
28,900 AXT, Inc.
(a)
132,651
13,100 Backblaze, Inc.
(a)
134,013
6,648 Benchmark Electronics, Inc. 199,506
43,858 Blend Labs, Inc., Class A
(a)
142,538
36,600 BM Technologies, Inc.
(a)
60,390
9,688 Celestica, Inc.
(a)
435,379
36,288 Cerence, Inc.
(a)
571,536
17,403 CEVA, Inc.
(a)
395,222
5,101 Consensus Cloud Solutions, Inc.
(a)
80,902
5,660 Couchbase, Inc.
(a)
148,915
4,783 Diebold Nixdorf, Inc.
(a)
164,726
5,577 Donnelley Financial Solutions, Inc.
(a)
345,830
5,184 EverQuote, Inc., Class A
(a)
96,215
18,772 Hurco Cos., Inc. 378,444
7,486 Ichor Holdings, Ltd.
(a)
289,109
82,113 indie Semiconductor, Inc., Class A
(a)
581,360
45,485 Key Tronic Corp.
(a)
211,960
74,117 Magnite, Inc.
(a)
796,758
27,329 Methode Electronics, Inc. 332,867
1,818 Moneylion, Inc.
(a)
129,660
5,868 NVE Corp. 529,176
64,430 Outbrain, Inc.
(a)
254,498
12,105 PDF Solutions, Inc.
(a)
407,575
42,349 Photronics, Inc.
(a)
1,199,324
36,800 Pixelworks, Inc.
(a)
94,944
10,566 PROS Holdings, Inc.
(a)
383,863
66,010 Rackspace Technology, Inc.
(a)
104,296
10,540 Radware, Ltd.
(a)
197,309
22,917 Solaris Oilfield Infrastructure, Inc., Class A 198,690
14,469 Tactile Systems Technology, Inc.
(a)
235,121

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
3
At March 31, 2024 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 14.7% (continued)
44,086 TrueCar, Inc.
(a)
$ 149,452
11,631 Veeco Instruments, Inc.
(a)
409,062
14,296 Weave Communications, Inc.
(a)
164,118
11,128,803
Telecommunications - 0.4%
35,549 Cambium Networks Corp.
(a)
153,216
3,465 Digi International, Inc.
(a)
110,638
263,854
Utilities - 2.0%
36,289 Aris Water Solutions, Inc., Class A 513,490
15,582 Enviri Corp.
(a)
142,575
92,222 Select Water Solutions, Inc., Class A 851,209
1,507,274
Total Common Stock (Cost $61,103,714) 73,297,669
Shares Security Description Value
Money Market Fund - 2.7%
2,055,282 First American Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $2,055,281) 2,055,282
Investments, at value - 99.8% (Cost $63,158,995) $ 75,352,951
Other Assets & Liabilities, Net - 0.2% 143,174
Net Assets - 100.0% $ 75,496,125
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2024.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
50 CME
E-mini Russell
2000 Index
Future 6/22/24 $ 1,055,107 $ 1,072,950 $ 17,843
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 75,352,951 $ 17,843
Level 2 - Other Significant
Observable Inputs – –
Level 3 - Significant
Unobservable Inputs – –
Total $ 75,352,951 $ 17,843